Consolidated Statements of Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
LOSS PER COMMON SHARE BASIC AND DILUTED	$ (0.07)	$ (0.06)	$ (0.06)